                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851


                           Van Kampen High Yield fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2005 (Unaudited)



PAR
AMOUNT
(000)      DESCRIPTION                                                      COUPON         MATURITY                  VALUE
           CORPORATE BONDS    92.8%
           AEROSPACE    0.8%
 $ 6,625   K&F Acquisition, Inc., 144A - Private Placement (a)              7.750 %        11/15/14            $     6,658,125
                                                                                                               ---------------

           BROADCASTING    0.2%
   1,185   Salem Communications Corp.                                       7.750          12/15/10                  1,232,400
                                                                                                               ---------------

           CABLE    5.8%
   4,950   Cablecom Luxembourg SCA, 144A-Private Placement (Euro)
           (Luxembourg) (a)                                                 9.375          04/15/14                  6,692,729
   1,425   Cablevision Systems Corp., 144A - Private Placement
           (Variable Rate Coupon) (a)                                       7.890          04/01/09                  1,503,375
   1,145   Charter Communications Holdings LLC                             10.750          10/01/09                    893,100
   3,525   Charter Communications Holdings LLC                              9.625          11/15/09                  2,652,562
   3,375   Charter Communications Holdings LLC                             11.750          01/15/10                  2,649,375
   2,745   Echostar DBS Corp.                                               6.375          10/01/11                  2,786,175
     460   Intelsat Bermuda Ltd., 144A - Private Placement
           (Bermuda) (a)                                                    8.250          01/15/13                    470,350
   4,445   Intelsat Bermuda Ltd., 144A - Private Placement
           (Bermuda) (a)                                                    8.625          01/15/15                  4,583,906
   3,350   Intelsat Bermuda Ltd., 144A - Private Placement
           (Variable Rate Coupon) (Bermuda) (a)                             7.805          01/15/12                  3,417,000
   5,670   Kabel Deutschland GmbH, 144A - Private Placement
           (Germany) (a)                                                   10.625          07/01/14                  6,081,075
     923   PanAmSat Corp.                                                   9.000          08/15/14                  1,008,377
   7,410   PanAmSat Holding Corp. (b)                                    0/10.375          11/01/14                  5,112,900
   2,360   Renaissance Media Group                                         10.000          04/15/08                  2,374,750
   4,178   Satelites Mexicanos SA, Ser B (Mexico) (c)                      10.125          11/01/04                  2,235,230
   3,855   Telenet Group Holding NV, 144A - Private Placement
           (Belgium) (a) (b)                                             0/11.500          06/15/14                  2,891,250
                                                                                                               ---------------
                                                                                                                    45,352,154
                                                                                                               ---------------

           CHEMICALS    7.6%
   2,935   Cognis Deutschland GmbH & Co., 144A - Private Placement
           (Euro) (Variable Rate Coupon) (Germany) (a)                      6.895          11/15/13                  3,683,896
   5,090   Equistar Chemicals LP                                           10.125          09/01/08                  5,548,100
     620   Equistar Chemicals LP                                           10.625          05/01/11                    686,650
   2,230   Huntsman Advanced Materials LLC, 144A - Private Placement
           (a)                                                             11.000          07/15/10                  2,553,350
     952   Huntsman International, LLC                                     10.125          07/01/09                    992,460
   4,000   Huntsman International, LLC (Euro)                              10.125          07/01/09                  5,143,697
   4,190   Innophos, Inc.,144A - Private Placement (a)                      8.875          08/15/14                  4,106,200
   1,595   Innophos, Inc.,144A - Private Placement (Variable Rate
           Coupon) (a)                                                     11.268          02/15/15                  1,435,064
   1,280   ISP Chemco, Inc., Ser B                                         10.250          07/01/11                  1,385,600




   6,410   ISP Holdings, Inc., Ser B                                       10.625          12/15/09                  6,874,725
   1,530   Koppers, Inc.                                                    9.875          10/15/13                  1,637,100
   2,700   Millennium America, Inc.                                         7.000          11/15/06                  2,767,500
   1,985   Millennium America, Inc.                                         9.250          06/15/08                  2,148,762
   1,690   Nalco Co.                                                        7.750          11/15/11                  1,774,500
   5,995   Nalco Co.                                                        8.875          11/15/13                  6,294,750
   1,925   Rhodia SA (Euro) (France)                                        8.000          06/01/10                  2,309,588
   4,945   Rhodia SA (France)                                               8.875          06/01/11                  4,771,925
   3,200   Rockwood Specialties Group, Inc.                                10.625          05/15/11                  3,440,000
   1,390   Rockwood Specialties Group, Inc., 144A - Private
           Placement (Euro) (a)                                             7.625          11/15/14                  1,689,083
                                                                                                               ---------------
                                                                                                                    59,242,950
                                                                                                               ---------------

           CONSUMER PRODUCTS    3.7%
   2,810   Amscan Holdings, Inc.                                            8.750          05/01/14                  2,627,350
   1,865   Del Laboratories, Inc., 144A - Private Placement (a)             8.000          02/01/12                  1,594,575
   6,460   Levi Strauss & Co., 144A - Private Placement (Variable
           Rate Coupon) (a)                                                 7.730          04/01/12                  6,023,950
   2,360   Oxford Industrials, Inc.                                         8.875          06/01/11                  2,454,400
   5,585   Rayovac Corp.                                                    8.500          10/01/13                  5,850,287
   1,385   Rayovac Corp., 144A - Private Placement (a)                      7.375          02/01/15                  1,357,300
   4,380   Safilo Capital International SA, 144A - Private Placement
           (Euro) (Luxembourg) (a)                                          9.625          05/15/13                  5,713,196
   5,800   Sleepmaster LLC, Ser B (c) (d) (e)                              11.000          05/15/09                  1,276,000
   1,667   Tempur Pedic, Inc.                                              10.250          08/15/10                  1,858,705
                                                                                                               ---------------
                                                                                                                    28,755,763
                                                                                                               ---------------

           DIVERSIFIED MEDIA    6.3%
   5,807   Advanstar Communications, Inc. (Variable Rate Coupon)           10.768          08/15/08                  6,154,969
   1,185   Advanstar Communications, Inc.                                  10.750          08/15/10                  1,273,875
   2,920   AMC Entertainment, Inc., 144A - Private Placement
           (Variable Rate Coupon) (a)                                       7.518          08/15/10                  3,066,000
   6,367   Canwest Media, Inc., 144A - Private Placement (Canada)
           (a)                                                              8.000          09/15/12                  6,653,356
   2,347   Dex Media East/Finance Corp., LLC                               12.125          11/15/12                  2,822,267
   3,692   Dex Media West/Finance Corp., LLC, Ser B                         9.875          08/15/13                  4,236,570
     595   Houghton Mifflin Co.                                             8.250          02/01/11                    621,775
   5,235   Houghton Mifflin Co.                                             9.875          02/01/13                  5,496,750
   1,650   Houghton Mifflin Co. (b)                                      0/11.500          10/15/13                  1,138,500
   1,315   Interpublic Group of Cos., Inc.                                  5.400          11/15/09                  1,262,349
   2,530   Interpublic Group of Cos., Inc.                                  6.250          11/15/14                  2,326,973
   1,160   Muzak LLC                                                       10.000          02/15/09                    933,800
   4,205   Nebraska Book Co., Inc.                                          8.625          03/15/12                  3,847,575
   6,420   Primedia, Inc.                                                   8.875          05/15/11                  6,773,100
   3,070   Vertis, Inc., 144A - Private Placement (a)                      13.500          12/07/09                  2,348,550
                                                                                                               ---------------
                                                                                                                    48,956,409
                                                                                                               ---------------

           ENERGY    8.5%
   5,285   CHC Helicopter Corp. (Canada)                                    7.375          05/01/14                  5,126,450
   3,100   CHC Helicopter Corp., 144A - Private Placement (Canada)
           (a)                                                              7.375          05/01/14                  3,007,000
   4,165   Chesapeake Energy Corp.                                          7.500          09/15/13                  4,519,025
   1,255   Chesapeake Energy Corp., 144A - Private Placement (a)            6.625          01/15/16                  1,303,631
   3,855   CITGO Petroleum Corp.                                            6.000          10/15/11                  3,797,175
   1,695   Compagnie Generale de Geophysique SA, 144A - Private
           Placement (France) (a)                                           7.500          05/15/15                  1,703,475



   7,650   El Paso Production Holding Co.                                   7.750          06/01/13                  7,975,125
   3,625   Hanover Compressor Co.                                           8.625          12/15/10                  3,751,875
     920   Hanover Compressor Co.                                           9.000          06/01/14                    956,800
     245   Hanover Equipment Trust, Ser A                                   8.500          09/01/08                    254,800
   3,042   Hanover Equipment Trust, Ser B                                   8.750          09/01/11                  3,171,285
   5,765   Hilcorp Energy/Finance Corp., 144A - Private Placement
           (a)                                                             10.500          09/01/10                  6,370,325
   3,570   Husky Oil Ltd. (Variable Rate Coupon) (Canada)                   8.900          08/15/28                  3,949,416
   1,918   Magnum Hunter Resources, Inc.                                    9.600          03/15/12                  2,119,390
   3,550   Pacific Energy Partners                                          7.125          06/15/14                  3,709,750
   2,630   Plains E & P Co.                                                 7.125          06/15/14                  2,820,675
   3,327   Port Arthur Finance Corp., Ser A                                12.500          01/15/09                  3,776,395
   2,984   Tesoro Petroleum Corp.                                           9.625          04/01/12                  3,282,400
   4,547   Vintage Petroleum, Inc.                                          7.875          05/15/11                  4,819,820
                                                                                                               ---------------
                                                                                                                    66,414,812
                                                                                                               ---------------

           FINANCIAL    1.1%
   1,350   General Motors Acceptance Corp.                                  6.875          08/28/12                  1,164,375
   6,765   Refco Finance Holdings LLC                                       9.000          08/01/12                  7,103,250
                                                                                                               ---------------
                                                                                                                     8,267,625
                                                                                                               ---------------

           FOOD & DRUG    2.4%
   1,490   Jean Coutu Group (PJC), Inc. (Canada)                            7.625          08/01/12                  1,527,250
   7,895   Jean Coutu Group (PJC), Inc. (Canada)                            8.500          08/01/14                  7,717,362
   1,700   Jitney-Jungle Stores America, Inc. (c) (d) (e)                  12.000          03/01/06                          0
   4,118   Kroger Co., 144A - Private Placement (a)                         8.500          07/15/17                  4,710,100
   1,600   Rite Aid Corp.                                                   7.125          01/15/07                  1,600,000
   3,220   Rite Aid Corp.                                                   8.125          05/01/10                  3,195,850
                                                                                                               ---------------
                                                                                                                    18,750,562
                                                                                                               ---------------

           FOOD & TOBACCO    2.8%
   3,215   Michael Foods, Inc.                                              8.000          11/15/13                  3,303,412
   7,450   Pilgrim's Pride Corp.                                            9.625          09/15/11                  8,195,000
   1,845   Pilgrim's Pride Corp.                                            9.250          11/15/13                  2,052,562
   1,115   Smithfield Foods, Inc.                                           8.000          10/15/09                  1,209,775
   6,285   Smithfield Foods, Inc.                                           7.000          08/01/11                  6,614,962
     450   Smithfield Foods, Inc., Ser B                                    7.750          05/15/13                    492,750
                                                                                                               ---------------
                                                                                                                    21,868,461
                                                                                                               ---------------

           FOREST PRODUCTS    5.9%
   1,510   Abitibi-Consolidated, Inc. (Canada)                              7.750          06/15/11                  1,483,575
   3,805   Abitibi-Consolidated, Inc. (Canada)                              6.000          06/20/13                  3,343,644
   2,030   Crown European Holdings SA (Euro) (France)                       6.250          09/01/11                  2,579,201
   6,925   Georgia-Pacific Corp.                                            8.875          02/01/10                  7,894,500
   2,175   Graham Packaging Co., Inc., 144A - Private
           Placement (a)                                                    8.500          10/15/12                  2,196,750
   4,075   Graham Packaging Co., Inc., 144A - Private
           Placement (a)                                                    9.875          10/15/14                  4,064,812
   4,750   Graphic Packaging International, Inc.                            9.500          08/15/13                  4,655,000
   3,335   JSG Funding PLC (Euro) (Ireland)                                10.125          10/01/12                  4,226,999
     130   Owens-Brockway Glass Containers, Inc.                            8.875          02/15/09                    138,775
   2,160   Owens-Illinois, Inc.                                             7.350          05/15/08                  2,268,000
   5,700   Owens-Illinois, Inc.                                             7.500          05/15/10                  6,042,000
   2,475   Pliant Corp.                                                    13.000          06/01/10                  1,992,375
   1,885   Pliant Corp.                                                    13.000          06/01/10                  1,517,425



     400   Tembec Industries, Inc. (Canada)                                 8.500          02/01/11                    308,000
   5,070   Tembec Industries, Inc. (Canada)                                 7.750          03/15/12                  3,789,825
                                                                                                               ---------------
                                                                                                                    46,500,881
                                                                                                               ---------------

           GAMING & LEISURE    3.5%
     993   Ceasars Entertainment                                            8.875          09/15/08                  1,099,748
     475   Ceasars Entertainment                                            7.000          04/15/13                    521,313
     434   HMH Properties, Inc., Ser B                                      7.875          08/01/08                    443,765
   5,520   Host Marriott LP, 144A - Private Placement (a)                   6.375          03/15/15                  5,423,400
   6,145   Isle of Capri Casinos, Inc.                                      7.000          03/01/14                  6,068,188
  10,820   MGM Mirage, Inc.                                                 6.000          10/01/09                 10,860,575
   1,840   Starwood Hotels & Resorts Worldwide, Inc.                        7.875          05/01/12                  2,067,700
   1,000   Station Casinos, Inc.                                            6.500          02/01/14                  1,017,500
                                                                                                               ---------------
                                                                                                                    27,502,189
                                                                                                               ---------------

           HEALTHCARE    5.2%
   5,600   AmerisourceBergen Corp.                                          7.250          11/15/12                  6,146,000
   3,305   Community Health Systems, Inc.                                   6.500          12/15/12                  3,305,000
   2,235   DaVita, Inc., 144A - Private Placement (a)                       6.625          03/15/13                  2,268,525
   1,135   DaVita, Inc., 144A - Private Placement (a)                       7.250          03/15/15                  1,146,350
     475   Fisher Scientific International, Inc.                            8.000          09/01/13                    517,750
   2,830   Fisher Scientific International, Inc.                            6.750          08/15/14                  2,950,275
   7,000   Fresenius Medical Care Capital Trust IV                          7.875          06/15/11                  7,560,000
   4,095   Medcath Holdings Corp.                                           9.875          07/15/12                  4,627,350
     875   National Nephrology Associates, Inc., 144A -
           Private Placement (a)                                            9.000          11/01/11                    980,000
     855   Tenet Healthcare Corp.                                           7.375          02/01/13                    842,175
   2,280   Tenet Healthcare Corp.                                           9.875          07/01/14                  2,462,400
   2,030   VWR International, Inc.                                          6.875          04/15/12                  1,974,175
   2,510   VWR International, Inc.                                          8.000          04/15/14                  2,371,950
   4,085   Warner Chilcott Corp., 144A - Private Placement (a)              8.750          02/01/15                  3,962,450
                                                                                                               ---------------
                                                                                                                    41,114,400
                                                                                                               ---------------

           HOUSING    5.8%
  12,315   Associated Materials, Inc. (b)                                0/11.250          03/01/14                  7,327,425
   6,000   Goodman Global Holdings, Inc., 144A -
           Private Placement (a)                                            7.875          12/15/12                  5,430,000
   1,390   Goodman Global Holdings, Inc., 144A - Private
           Placement (Variable Rate Coupon) (a)                             5.530          06/15/12                  1,334,400
   1,180   Interface, Inc.                                                  7.300          04/01/08                  1,162,300
   1,475   Interface, Inc.                                                 10.375          02/01/10                  1,585,625
   4,590   Interface, Inc., Ser B                                           9.500          02/01/14                  4,612,950
   6,085   Nortek, Inc.                                                     8.500          09/01/14                  5,476,500
   6,135   NTK Holdings, Inc., 144A - Private Placement (a) (b)          0/10.750          03/01/14                  2,791,425
   4,000   Ply Gem Industries, Inc.                                         9.000          02/15/12                  3,180,000
   4,470   RMCC Acquisition Co., 144A - Private Placement (a)               9.500          11/01/12                  4,224,150
   1,596   Technical Olympic USA, Inc.                                      9.000          07/01/10                  1,651,860
   2,735   Technical Olympic USA, Inc.                                      9.000          07/01/10                  2,830,725
   3,047   Technical Olympic USA, Inc.                                     10.375          07/01/12                  3,245,055
     860   Technical Olympic USA, Inc.                                      7.500          01/15/15                    791,200
                                                                                                               ---------------
                                                                                                                    45,643,615
                                                                                                               ---------------

           INFORMATION TECHNOLOGY    2.4%
   4,300   Iron Mountain, Inc.                                              8.625          04/01/13                  4,407,500
   2,365   Iron Mountain, Inc.                                              7.750          01/15/15                  2,341,350




     525   Iron Mountain, Inc.                                              6.625          01/01/16                    477,750
   3,025   Nortel Networks Ltd. (Canada)                                    6.125          02/15/06                  3,055,250
   2,670   Sanmina-SCI Corp., 144A - Private Placement (a)                  6.750          03/01/13                  2,536,500
   5,765   Xerox Corp.                                                      7.125          06/15/10                  6,168,550
                                                                                                               ---------------
                                                                                                                    18,986,900
                                                                                                               ---------------

           MANUFACTURING    3.8%
   1,470   Flowserve Corp.                                                 12.250          08/15/10                  1,583,925
   3,855   Hexcel Corp., 144A - Private Placement (a)                       6.750          02/01/15                  3,826,088
   2,014   JohnsonDiversey, Inc. (Euro)                                     9.625          05/15/12                  2,391,586
   4,588   JohnsonDiversey, Inc., Ser B                                     9.625          05/15/12                  4,633,880
      55   Manitowoc Co., Inc. (Euro)                                      10.375          05/15/11                     74,956
   2,574   Manitowoc Co., Inc.                                             10.500          08/01/12                  2,895,750
   5,000   NMHG Holdings Co.                                               10.000          05/15/09                  5,325,000
   3,360   Propex Fabrics, Inc.                                            10.000          12/01/12                  3,175,200
   7,582   Trimas Corp.                                                     9.875          06/15/12                  6,179,330
                                                                                                               ---------------
                                                                                                                    30,085,715
                                                                                                               ---------------

           METALS    3.7%
   6,679   Doe Run Resources Corp. (Acquired 9/15/00 to
           10/15/04, Cost $6,280,647) (f) (g)                               8.500          11/01/08                  5,843,799
   1,380   Foundation PA Coal Co.                                           7.250          08/01/14                  1,428,300
   2,250   General Cable Corp.                                              9.500          11/15/10                  2,407,500
   6,800   Novelis, Inc. - 144A - Private Placement (Canada)
           (a)                                                              7.250          02/15/15                  6,698,000
   2,515   Sgl Carbon Luxembourg SA, 144A - Private Placement
           (Euro) (Luxembourg) (a)                                          8.500          02/01/12                  3,303,733
   4,238   UCAR Finance, Inc.                                              10.250          02/15/12                  4,407,520
   4,277   United States Steel Corp.                                        9.750          05/15/10                  4,694,008
                                                                                                               ---------------
                                                                                                                    28,782,860
                                                                                                               ---------------

           RETAIL    1.7%
   3,200   Brown Shoe Co., Inc., 144A - Private Placement (a)               8.750          05/01/12                  3,280,000
   4,870   General Nutrition Center, Inc.                                   8.500          12/01/10                  3,737,725
   5,885   Petro Stopping Center/Financial                                  9.000          02/15/12                  5,943,850
                                                                                                               ---------------
                                                                                                                    12,961,575
                                                                                                               ---------------

           SERVICES    3.2%
   6,120   Allied Waste North America, Inc.                                 6.375          04/15/11                  5,875,200
   1,850   Allied Waste North America, Inc.                                 7.875          04/15/13                  1,887,000
   3,775   Allied Waste North America, Inc., 144A -
           Private Placement (a)                                            7.250          03/15/15                  3,661,750
   1,437   Allied Waste North America, Inc., Ser B                          9.250          09/01/12                  1,551,960
   4,950   Buhrmann US, Inc.                                                8.250          07/01/14                  4,851,000
   1,635   Buhrmann US, Inc., 144A - Private Placement (a)                  7.875          03/01/15                  1,561,425
   4,245   MSW Energy Holdings LLC, Ser B                                   7.375          09/01/10                  4,287,450
     985   MSW Energy Holdings/Finance                                      8.500          09/01/10                  1,024,400
                                                                                                               ---------------
                                                                                                                    24,700,185
                                                                                                               ---------------

           TELECOMMUNICATIONS    2.4%
   6,625   Axtel SA (Mexico)                                               11.000          12/15/13                  7,121,875
   6,030   Exodus Communications, Inc. (c) (d) (e)                         11.250          07/01/08                          0
     770   Exodus Communications, Inc. (c) (d) (e)                         11.625          07/15/10                          0
   4,000   Exodus Communications, Inc. (Euro) (c) (d) (e)                  11.375          07/15/08                          0



   8,250   GST Network Funding, Inc. (c) (d) (e)                           10.500          05/01/08                        825
   4,000   Park N View, Inc., Ser B (c) (d) (e)                            13.000          05/15/08                          0
   5,520   Primus Telecommunications Holdings                               8.000          01/15/14                  2,925,600
   4,530   Qwest Communications International, Inc., 144A -
           Private Placement (Variable Rate Coupon) (a)                     7.268          02/15/09                  4,496,025
   1,020   Qwest Corp.                                                      5.625          11/15/08                    999,600
   3,095   Qwest Services Corp., 144A - Private Placement (a)              13.500          12/15/07                  3,408,369
                                                                                                               ---------------
                                                                                                                    18,952,294
                                                                                                               ---------------

           TRANSPORTATION    3.4%
   5,990   Amsted Industries, Inc., 144A - Private
           Placement (a)                                                   10.250          10/15/11                  6,439,250
   1,340   Autonation, Inc.                                                 9.000          08/01/08                  1,463,950
   6,225   Laidlaw International, Inc.                                     10.750          06/15/11                  7,073,156
   5,950   Sonic Automotive, Inc., Ser B                                    8.625          08/15/13                  5,868,188
   5,626   TRW Automotive, Inc.                                             9.375          02/15/13                  6,104,210
                                                                                                               ---------------
                                                                                                                    26,948,754
                                                                                                               ---------------

           UTILITY    8.2%
     760   AES Corp.                                                        9.375          09/15/10                    858,800
     543   AES Corp.                                                        8.875          02/15/11                    602,730
     950   AES Corp.                                                        7.750          03/01/14                  1,011,750
   3,130   AES Corp., 144A - Private Placement (a)                          9.000          05/15/15                  3,521,250
   2,660   Allegheny Energy, Inc.                                           7.750          08/01/05                  2,675,960
   1,200   CMS Energy Corp.                                                 7.500          01/15/09                  1,251,000
   4,130   CMS Energy Corp.                                                 8.500          04/15/11                  4,512,025
   1,795   Dynegy Holdings, Inc.                                            6.875          04/01/11                  1,714,225
   3,940   Dynegy Holdings, Inc., 144A - Private Placement (a)              9.875          07/15/10                  4,304,450
   1,395   IPALCO Enterprises, Inc.                                         8.625          11/14/11                  1,569,375
   4,775   Monongahela Power Co.                                            5.000          10/01/06                  4,834,162
   3,985   Nevada Power Co.                                                 9.000          08/15/13                  4,493,088
   2,945   Nevada Power Co., Ser A                                          8.250          06/01/11                  3,305,763
   1,025   Northwest Pipeline Corp.                                         8.125          03/01/10                  1,119,813
   5,884   Ormat Funding Corp.                                              8.250          12/30/20                  5,942,961
     625   PSEG Energy Holdings                                             7.750          04/16/07                    646,875
   2,965   PSEG Energy Holdings                                             8.625          02/15/08                  3,142,900
   7,525   Reliant Energy, Inc.                                             6.750          12/15/14                  7,205,188
   2,010   Southern Natural Gas Co.                                         8.875          03/15/10                  2,199,364
     875   TNP Enterprises, Inc., Ser B                                    10.250          04/01/10                    923,125
   7,280   Williams Cos., Inc.                                              7.875          09/01/21                  8,117,200
                                                                                                               ---------------
                                                                                                                    63,952,004
                                                                                                               ---------------

           WIRELESS COMMUNICATIONS    4.4%
   3,175   American Tower Corp.                                             7.500          05/01/12                  3,333,750
   3,180   American Tower Corp.                                             7.125          10/15/12                  3,311,175
   5,190   Metropcs, Inc.                                                  10.750          10/01/11                  6,216,167
   2,045   Rogers Wireless, Inc. (Canada)                                   8.000          12/15/12                  2,185,594
   2,945   Rogers Wireless, Inc. (Canada)                                   7.500          03/15/15                  3,158,513
   3,975   Rural Cellular Corp. (Variable Rate Coupon)                      7.510          03/15/10                  4,044,563
   6,700   SBA Communications Corp. (b)                                   0/9.750          12/15/11                  5,896,000
   1,820   SBA Communications Corp., 144A - Private Placement (a)           8.500          12/01/12                  1,938,300
   4,155   UbiquiTel Operating Co.                                          9.875          03/01/11                  4,508,175
                                                                                                               ---------------
                                                                                                                    34,592,237

                                                                                                                 -------------------

TOTAL CORPORATE BONDS    92.8%                                                                                           726,222,870
                                                                                                                 -------------------

                   FOREIGN CONVERTIBLE CORPORATE OBLIGATION    0.5%
           3,980   Nortel Networks Corp. (Canada)                                 4.250          09/01/08                  3,656,625
                                                                                                                 -------------------


DESCRIPTION                                                                                                                 VALUE

EQUITIES    1.2%
                   DecisionOne Corp. (10,890 Common Stock Warrants
                   Class A) (e) (h)                                                                                     $          0
                   DecisionOne Corp. (18,765 Common Stock Warrants
                   Class B) (e) (h)
                   DecisionOne Corp. (11,130 Common Stock Warrants
                   Class C) (e) (h)                                                                                                0

                   DecisionOne Corp. (19,895 Common Shares) (e) (h)                                                                0
                   Doe Run Resources Corp. (29 Common Stock
                   Warrants) (e) (h)                                                                                               0

                   HCI Direct, Inc. (106,250 Common Shares Class 1) (e)                                                    1,593,750
                   HF Holdings, Inc. (36,820 Common Stock Warrants)
                   (e) (h)                                                                                                         0

                   Hosiery Corp. of America, Inc., 144A - Private
                   Placement (1,000 Common Shares Class A) (a) (e)                                                                 0
                   Jazztel, PLC, 144A - Private Placement (5,000
                   Common Stock Warrants) (Euro) (United Kingdom) (a)
                   (e) (h)                                                                                                         0
                   OpTel, Inc., 144A- Private Placement (3,275 Common
                   Shares) (a) (e) (h)                                                                                             0

                   Park N View, Inc., 144A - Private Placement (4,000
                   Common Stock Warrants) (a) (d) (e) (h)                                                                          0
                   Paxon Communications Corp. (148 Preferred Shares)
                   (f) (h)                                                                                                   968,676
                   Reunion Industries, Inc. (107,947 Common Stock
                   Warrants) (e) (h)                                                                                               0
                   TNP Enterprises, Inc. (6,114 Preferred Shares, Ser D)
                   (f) (h)                                                                                                 7,107,525

                   Ventelo, Inc., 144A - Private Placement (73,021
                   Common Shares) (Euro) (United Kingdom) (a) (e) (h)                                                              0
                   Viatel Holding Bermuda Ltd. (7,852 Common Shares)
                   (United Kingdom) (h)                                                                                        2,238

                   VS Holdings, Inc. (946,962 Common Shares) (e) (h)                                                               0
                                                                                                                 -------------------

TOTAL EQUITIES                                                                                                             9,672,189
                                                                                                                 -------------------

TOTAL LONG-TERM INVESTMENTS    94.5%
   (Cost $775,693,878)                                                                                                   739,551,684

REPURCHASE AGREEMENT    4.0%



                   State Street Bank & Trust Co. ($31,163,000 par
                   collateralized by U.S. Government obligations in a
                   pooled cash account, interest rate of 2.96%, dated
                   05/31/05, to be sold on 06/01/05 at $31,165,562)
                   (Cost $31,163,000)                                                                                     31,163,000
                                                                                                                 -------------------

TOTAL INVESTMENTS    98.5%
   (Cost $806,856,878)                                                                                                   770,714,684

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                             11,988,299
                                                                                                                 -------------------

NET ASSETS    100.0%                                                                                                    $782,702,983
                                                                                                                 ===================

                   Percentages are calculated as a percentage of net assets.
(a)
                   144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)                Non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)                Payment-in-kind security.

(g) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.

(h) Non-income producing security as this stock currently does not declare dividends.

(Euro)           - Eurodollar

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By: /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005